UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-499
RiverSource Income Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)     (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: January 31
Date of reporting period: January 31, 2011

Item 1.	Reports to Stockholders.
Annual Report

Annual Report

Columbia Income Builder Series

Annual Report for the Period Ended January 31, 2011

This annual report describes three funds, each of which invests in other affiliated funds. The objective of each Fund is a high level of current income and growth of capital.

>	Columbia Income Builder Fund
>	Columbia Income Builder Fund II
>	Columbia Income Builder Fund III

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance
Columbia Income Builder Fund	2
Columbia Income Builder Fund II	4
Columbia Income Builder Fund III	6
Manager Commentary	8
The Fund’s Long-term Performance	10
Investment Changes	16
Fund Expenses Examples	22
Investments in Affiliated Funds	27
Statements of Assets and Liabilities	33
Statements of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	39
Notes to Financial Statements	49
Report of Independent Registered Public Accounting Firm	56
Federal Income Tax Information	57
Board Members and Officers	58
Proxy Voting	61
Approval of Investment Management Services Agreement	61
Results of Meetings of Shareholders	61

In September 2010, the Board of Directors of Columbia Income Builder Fund II and Columbia Income Builder Fund III (the “Funds”) approved a proposal to merge each Fund with and into Columbia Income Builder Fund. The mergers are expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about the Columbia Income Builder Fund and the definitive terms of the mergers are included in proxy materials mailed to shareholders who owned shares of the Funds on December 17, 2010. Each proposal was approved at a special meeting of shareholders held on February 15, 2011, and the mergers are expected to take place before the end of the second quarter of 2011. For more information, see “Results of Meetings of Shareholders.”

See the Funds’ prospectus for risks associated with investing in the Funds.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  1

Your Fund at a Glance
Columbia Income Builder Fund

FUND SUMMARY

>	Columbia Income Builder Fund (the Fund) Class A shares rose 12.72% (excluding sales charge) for the 12 months ended January 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, gained 5.06% during the same time frame.

>	The Fund’s domestic equity benchmark, the Russell 3000® Value Index, rose 22.09% for the 12-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.14% during the 12-month period.

>	The Fund outperformed its Blended Index, composed of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which gained 7.12% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	1 year	3 years	2/16/06
Columbia Income Builder Fund Class A (excluding sales charge)	+12.72%	+5.13%	+5.51%

Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+5.06%	+5.36%	+5.91%

Russell 3000® Value Index (unmanaged)	+22.09%	-1.91%	+0.88%

Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)	+0.14%	+0.60%	+2.25%

Blended Index (unmanaged)	+7.12%	+2.98%	+4.30%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

2  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Income Builder Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	1 year	3 years	inception
Class A (inception 2/16/06)	+12.72%	+5.13%	+5.51%

Class B (inception 2/16/06)	+11.91%	+4.36%	+4.72%

Class C (inception 2/16/06)	+11.84%	+4.35%	+4.73%

Class R (inception 9/27/10)	N/A	N/A	+4.88%*

Class R4 (inception 2/16/06)	+12.74%	+5.34%	+5.85%

Class Z (inception 9/27/10)	N/A	N/A	+4.67%*

With sales charge
Class A (inception 2/16/06)	+7.36%	+3.44%	+4.48%

Class B (inception 2/16/06)	+6.91%	+3.44%	+4.39%

Class C (inception 2/16/06)	+10.84%	+4.35%	+4.73%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R, Class R4 and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  3

Your Fund at a Glance
Columbia Income Builder Fund II

FUND SUMMARY

>	Columbia Income Builder Fund II (the Fund) Class A shares increased 13.95% (excluding sales charge) for the 12 months ended January 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, gained 5.06% during the same time frame.

>	The Fund’s domestic equity benchmark, the Russell 3000® Value Index, rose 22.09% for the 12-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.14% during the 12-month period.

>	The Fund outperformed its Blended Index, composed of 70% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which rose 7.40% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	1 year	3 years	2/16/06
Columbia Income Builder Fund II Class A (excluding sales charge)	+13.95%	+4.93%	+5.34%

Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+5.06%	+5.36%	+5.91%

Russell 3000® Value Index (unmanaged)	+22.09%	-1.91%	+0.88%

Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)	+0.14%	+0.60%	+2.25%

Blended Index (unmanaged)	+7.40%	+3.22%	+4.49%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

4  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Income Builder Fund II

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	1 year	3 years	inception
Class A (inception 2/16/06)	+13.95%	+4.93%	+5.34%

Class B (inception 2/16/06)	+13.15%	+4.13%	+4.55%

Class C (inception 2/16/06)	+13.17%	+4.13%	+4.58%

Class R4 (inception 2/16/06)	+14.02%	+5.09%	+5.52%

With sales charge
Class A (inception 2/16/06)	+8.54%	+3.24%	+4.31%

Class B (inception 2/16/06)	+8.15%	+3.20%	+4.21%

Class C (inception 2/16/06)	+12.17%	+4.13%	+4.58%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R4 shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  5

Your Fund at a Glance
Columbia Income Builder Fund III

FUND SUMMARY

>	Columbia Income Builder Fund III (the Fund) Class A shares gained 14.84% (excluding sales charge) for the 12 months ended January 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, gained 5.06% during the same time frame.

>	The Fund’s domestic equity benchmark, the Russell 3000® Value Index, rose 22.09% for the 12-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.14% during the 12-month period.

>	The Fund outperformed its Blended Index, composed of 72.5% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, which increased 7.55% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	1 year	3 years	2/16/06
Columbia Income Builder Fund III Class A (excluding sales charge)	+14.84%	+5.87%	+5.81%

Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+5.06%	+5.36%	+5.91%

Russell 3000® Value Index (unmanaged)	+22.09%	-1.91%	+0.88%

Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)	+0.14%	+0.60%	+2.25%

Blended Index (unmanaged)	+7.55%	+3.34%	+4.58%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

6  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Income Builder Fund III

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	1 year	3 years	inception
Class A (inception 2/16/06)	+14.84%	+5.87%	+5.81%

Class B (inception 2/16/06)	+13.89%	+5.09%	+5.01%

Class C (inception 2/16/06)	+13.92%	+5.06%	+5.02%

Class R4 (inception 2/16/06)	+14.89%	+6.03%	+5.98%

With sales charge
Class A (inception 2/16/06)	+9.38%	+4.16%	+4.77%

Class B (inception 2/16/06)	+8.89%	+4.18%	+4.67%

Class C (inception 2/16/06)	+12.92%	+5.06%	+5.02%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R4 shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  7

Manager Commentary

Effective May 1, 2010, Gene Tannuzzo joined Colin Lundgren as a portfolio manager of the RiverSource Income Builder Series. Effective September 27, 2010, the RiverSource Income Builder Series was re-named the Columbia Income Builder Series.

Dear Shareholder,

Each of the three Funds in the Columbia Income Builder Series (“the Funds” or “each Fund”) outperformed its respective Blended Index benchmark during the reporting period. All Fund returns listed below are for Class A shares (excluding sales charge) for the 12-month period ended January 31, 2011.

•	Columbia Income Builder Fund rose 12.72%. The Fund’s Blended Index, composed of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, gained 7.12% for the period.

•	Columbia Income Builder Fund II increased 13.95%. The Fund’s Blended Index, composed of 70% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, rose 7.40% for the period.

•	Columbia Income Builder Fund III gained 14.84%. The Fund’s Blended Index, composed of 72.5% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, increased 7.55% for the period.

The Funds’ bond benchmark, the Barclays Capital U.S. Aggregate Bond Index gained 5.06%. The Funds’ domestic equity benchmark, the Russell 3000® Value Index, rose 22.09%, while the Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended Index, advanced 0.14%. Index returns are for the 12-month period ended January 31, 2011.

Significant performance factors
Financial markets generally posted strong returns during the 12 months ended January 31, 2011 as the economic recovery progressed. Equity markets rallied as companies took advantage of continued cost-cutting measures and modest sales growth to drive profit margins to multi-year highs. The fixed income market was led by strength in credit-sensitive sectors, including high yield corporate bonds and high yield bank loans. Emerging market bonds also performed well as growth in developing economies remained robust. Cash produced the lowest returns in the Funds’ investable universe, gaining only modest ground as the Federal Reserve Board held short-term interest rates near zero throughout the annual period.

Against this backdrop, the performance of the Funds was due primarily to an average overweight of 3% to underlying equity funds during the annual period compared to the long-term strategic equity target weightings established for each Fund. Equities rallied most among the asset classes in which the Funds invest. The Funds similarly benefited from a meaningful average overweight of 15% to underlying funds focused on lower quality, higher yielding fixed income sectors, as these sectors generated strong returns during the fiscal year. The Funds’ allocation to underlying money market funds, albeit minimal, detracted somewhat from performance.

Within the Funds’ equity allocation, an underweighting to international equities added to performance. International equities lagged the Russell 3000 Value Index during the annual period as the U.S. dollar appreciated and European sovereign debt concerns weighed on their returns. This positive contribution was only partially offset by the detracting effect of an underweight to real estate investment trusts (REITs), as REITs were one of the strongest performing segments of the U.S. equity market. Within fixed income, overweighted positions in high yield corporate bonds, bank loans and emerging markets debt contributed positively to the Funds’ performance.

The performance of the Funds’ underlying funds overall contributed positively to relative results during the annual period. Indeed, each of the underlying equity funds outperformed its respective benchmark index for the fiscal year, led by particularly strong outperformance within Columbia Large Value Quantitative Fund and Columbia

8  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Dividend Opportunity Fund. On the fixed income side, Columbia U.S. Government Mortgage Fund and Columbia Emerging Markets Bond Fund posted especially strong outperformance relative to their respective benchmark indices during the annual period. Conversely, Columbia High Yield Bond Fund and Columbia Inflation Protected Securities Fund underperformed their respective benchmark indices for the fiscal year.

Changes to the Funds’ portfolios
We increased the Funds’ exposure to U.S. investment grade bonds during the second calendar quarter, as economic data began to moderate in the U.S. In addition, as the fiscal year progressed, in Columbia Income Builder Fund, we reduced exposure to cash via Columbia Money Market Fund in favor of allocations to Columbia Absolute Return Currency and Income Fund and Columbia Limited Duration Credit Fund.

Our future strategy
From a broader perspective, we expect cyclical factors to both support economic growth in the months ahead and allow the unemployment rate to drift lower as hiring accelerates. As the economic backdrop remains favorable, we expect U.S. Treasury yields to rise somewhat and thus we continue to prefer the value offered by non-Treasury sectors. While current yield levels are low by historical standards, we believe fixed income assets remain well positioned to generate attractive real returns in an environment in which core inflation remains persistently low. Still, we may look for opportunities to increase the Funds’ equity position should prospects for sustainable growth improve, in our view. All that said, we currently intend to keep the Funds well diversified across and within asset classes.

Colin Lundgren, CFA® Senior Portfolio Manager	Gene Tannuzzo, CFA® Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

The performance of the Funds’ underlying funds overall contributed positively to relative results during the annual period.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  9

The Fund’s Long-term Performance

Columbia Income Builder Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Income Builder Fund Class A shares (from 2/16/06 to 1/31/11) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at January 31, 2011
			Since
			inception
	1 year	3 years	2/16/06
Columbia Income Builder Fund (includes sales charge)
Class A Cumulative value of $10,000	$10,736	$11,068	$12,427

Average annual total return	+7.36%	+3.44%	+4.48%

Barclays Capital U.S. Aggregate Bond Index(1)
Cumulative value of $10,000	$10,506	$11,695	$13,161

Average annual total return	+5.06%	+5.36%	+5.91%

Russell 3000 Value Index(2)
Cumulative value of $10,000	$12,209	$9,437	$10,443

Average annual total return	+22.09%	-1.91%	+0.88%

Citigroup 3-Month U.S. Treasury Bill Index(3)
Cumulative value of $10,000	$10,014	$10,181	$11,166

Average annual total return	+0.14%	+0.60%	+2.25%

Blended Index(4)
Cumulative value of $10,000	$10,712	$10,920	$12,318

Average annual total return	+7.12%	+2.98%	+4.30%

Results for other share classes can be found on page 3.

10  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

(3)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(4)	The Income Builder Fund Blended Index consists of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  11

The Fund’s Long-term Performance

Columbia Income Builder Fund II

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Income Builder Fund II Class A shares (from 2/16/06 to 1/31/11) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at January 31, 2011
			Since
			inception
	1 year	3 years	2/16/06
Columbia Income Builder Fund II (includes sales charge)
Class A Cumulative value of $10,000	$10,854	$11,004	$12,324

Average annual total return	+8.54%	+3.24%	+4.31%

Barclays Capital U.S. Aggregate Bond Index(1)
Cumulative value of $10,000	$10,506	$11,695	$13,161

Average annual total return	+5.06%	+5.36%	+5.91%

Russell 3000 Value Index(2)
Cumulative value of $10,000	$12,209	$9,437	$10,443

Average annual total return	+22.09%	-1.91%	+0.88%

Citigroup 3-Month U.S. Treasury Bill Index(3)
Cumulative value of $10,000	$10,014	$10,181	$11,166

Average annual total return	+0.14%	+0.60%	+2.25%

Blended Index(4)
Cumulative value of $10,000	$10,740	$10,997	$12,430

Average annual total return	+7.40%	+3.22%	+4.49%

Results for other share classes can be found on page 5.

12  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

(3)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(4)	The Income Builder Fund II Blended Index consists of 70% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  13

The Fund’s Long-term Performance

Columbia Income Builder Fund III

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Income Builder Fund III Class A shares (from 2/16/06 to 1/31/11) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at January 31, 2011
			Since
			inception
	1 year	3 years	2/16/06
Columbia Income Builder Fund III (includes sales charge)
Class A Cumulative value of $10,000	$10,938	$11,301	$12,600

Average annual total return	+9.38%	+4.16%	+4.77%

Barclays Capital U.S. Aggregate Bond Index(1)
Cumulative value of $10,000	$10,506	$11,695	$13,161

Average annual total return	+5.06%	+5.36%	+5.91%

Russell 3000 Value Index(2)
Cumulative value of $10,000	$12,209	$9,437	$10,443

Average annual total return	+22.09%	-1.91%	+0.88%

Citigroup 3-Month U.S. Treasury Bill Index(3)
Cumulative value of $10,000	$10,014	$10,181	$11,166

Average annual total return	+0.14%	+0.60%	+2.25%

Blended Index(4)
Cumulative value of $10,000	$10,755	$11,035	$12,486

Average annual total return	+7.55%	+3.34%	+4.58%

Results for other share classes can be found on page 7.

14  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

(3)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(4)	The Income Builder Fund III Blended Index consists of 72.5% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  15

Investment Changes

Columbia Income Builder Fund

Fund holdings at January 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Dividend Opportunity Fund	8.5%	7.9%

Columbia Large Core Quantitative Fund	3.9	5.8

Columbia Large Value Quantitative Fund	4.6	4.4

RiverSource Disciplined International Equity Fund	2.0	0.1

RiverSource Disciplined Small Cap Value Fund	4.9	5.4

RiverSource Real Estate Fund	3.0	2.2

	26.9%	25.8%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected

Columbia Diversified Bond Fund	15.4%	14.0%

Columbia Emerging Markets Bond Fund	4.6	4.9

Columbia Floating Rate Fund	5.4	5.5

Columbia Global Bond Fund	2.0	1.0

Columbia High Yield Bond Fund	13.0	13.7

Columbia Income Opportunities Fund	—	1.3

Columbia Inflation Protected Securities Fund	7.3	9.1

Columbia Limited Duration Credit Fund	3.5	—

Columbia U.S. Government Mortgage Fund	14.9	15.2

	66.1%	64.7%

Alternative Investments

Includes government, corporate, mortgage and agency securities

Columbia Absolute Return Currency and Income Fund	4.7%	4.5%

Cash Equivalents

Columbia Money Market Fund	2.3%	5.0%

	100.0%	100.0%

Portfolio Allocation
(at January 31, 2011; % of portfolio assets)

Equity Funds(1)	26.9%

Fixed-Income Funds(2)	66.1

Alternative Investments(3)	4.7

Cash Equivalents(4)	2.3

(1)	Includes Dividend Income 8.5%, U.S. Large Cap 8.5%, U.S. Small Cap 4.9%, Real Estate 3.0% and International 2.0%.
(2)	Includes Investment Grade 33.8%, High Yield 13.0%, Inflation Protected Securities 7.3%, Floating Rate 5.4%, Emerging Markets 4.6% and Global Bond 2.0%.
(3)	Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

16  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Top Five Holdings
(at January 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	15.4%

Columbia U.S. Government Mortgage Fund	14.9

Columbia High Yield Bond Fund	13.0

Columbia Dividend Opportunity Fund	8.5

Columbia Inflation Protected Securities Fund	7.3

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  17

Investment Changes

Columbia Income Builder Fund II

Fund holdings at January 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Dividend Opportunity Fund	9.5%	9.2%

Columbia Large Core Quantitative Fund	0.3	2.3

Columbia Large Value Quantitative Fund	4.1	3.0

RiverSource Disciplined International Equity Fund	3.0	2.8

RiverSource Disciplined Small Cap Value Fund	4.9	6.0

RiverSource Real Estate Fund	5.0	5.1

	26.8%	28.4%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected

Columbia Diversified Bond Fund	14.9%	14.3%

Columbia Emerging Markets Bond Fund	8.1	8.3

Columbia Floating Rate Fund	9.5	10.0

Columbia Global Bond Fund	3.0	1.2

Columbia High Yield Bond Fund	14.5	14.3

Columbia Income Opportunities Fund	1.0	3.2

Columbia Inflation Protected Securities Fund	5.4	4.8

Columbia Limited Duration Credit Fund	1.0	—

Columbia U.S. Government Mortgage Fund	12.2	12.1

	69.6%	68.2%

Alternative Investments

Includes government, corporate, mortgage and agency securities

Columbia Absolute Return Currency and Income Fund	3.5%	3.4%

Cash Equivalents

Columbia Money Market Fund	0.1%	0.0%*

	100.0%	100.0%

*	Rounds to less than 0.1%

Portfolio Allocation
(at January 31, 2011; % of portfolio assets)

Equity Funds(1)	26.8%

Fixed-Income Funds(2)	69.6

Alternative Investments(3)	3.5

Cash Equivalents(4)	0.1

(1)	Includes Dividend Income 9.5%, Real Estate 5.0%, U.S. Small Cap 4.9%, U.S. Large Cap 4.4% and International 3.0%.
(2)	Includes Investment Grade 28.1%, High Yield 15.5%, Floating Rate 9.5%, Emerging Markets 8.1%, Inflation Protected Securities 5.4% and Global Bond 3.0%.
(3)	Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

18  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Top Five Holdings
(at January 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	14.9%

Columbia High Yield Bond Fund	14.5

Columbia U.S. Government Mortgage Fund	12.2

Columbia Dividend Opportunity Fund	9.5

Columbia Floating Rate Fund	9.5

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  19

Investment Changes

Columbia Income Builder Fund III

Fund holdings at January 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Dividend Opportunity Fund	8.3%	8.1%

Columbia Large Core Quantitative Fund	0.1	1.6

Columbia Large Value Quantitative Fund	1.5	0.7

RiverSource Disciplined International Equity Fund	4.9	5.0

RiverSource Disciplined Small Cap Value Fund	4.9	7.0

RiverSource Real Estate Fund	7.0	8.0

	26.7%	30.4%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected

Columbia Diversified Bond Fund	11.0%	10.6%

Columbia Emerging Markets Bond Fund	10.1	10.3

Columbia Floating Rate Fund	11.8	11.8

Columbia Global Bond Fund	3.9	0.6

Columbia High Yield Bond Fund	18.6	18.3

Columbia Income Opportunities Fund	2.7	5.2

Columbia Inflation Protected Securities Fund	3.4	2.3

Columbia Limited Duration Credit Fund	0.8	—

Columbia U.S. Government Mortgage Fund	8.9	8.5

	71.2%	67.6%

Alternative Investments

Includes government, corporate, mortgage and agency securities

Columbia Absolute Return Currency and Income Fund	2.0%	1.9%

Cash Equivalents

Columbia Money Market Fund	0.1%	0.1%

	100.0%	100.0%

Portfolio Allocation
(at January 31, 2011; % of portfolio assets)

Equity Funds(1)	26.7%

Fixed-Income Funds(2)	71.2

Alternative Investments(3)	2.0

Cash Equivalents(4)	0.1

(1)	Includes Dividend Income 8.3%, Real Estate 7.0%, International 4.9%, U.S. Small Cap 4.9% and U.S. Large Cap 1.6%.
(2)	Includes High Yield 21.3%, Investment Grade 20.7%, Floating Rate 11.8%, Emerging Markets 10.1%, Global Bond 3.9% and Inflation Protected Securities 3.4%.
(3)	Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

20  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Top Five Holdings
(at January 31, 2011; % of portfolio assets)

Columbia High Yield Bond Fund	18.6%

Columbia Floating Rate Fund	11.8

Columbia Diversified Bond Fund	11.0

Columbia Emerging Markets Bond Fund	10.1

Columbia U.S. Government Mortgage Fund	8.9

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  21

Fund Expenses Examples
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as “acquired funds”) in which each Fund invests. The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until January 31, 2011.

Actual Expenses
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading “Direct and indirect expenses paid during the period.”

Hypothetical Example for Comparison Purposes
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Income Builder Fund

					Direct and
			Direct		indirect
	Beginning	Ending	expenses		expenses
	account value	account value	paid during		paid during
	Aug. 1, 2010(a)	Jan. 31, 2011	the period(b)		the period(c),(d)
Class A

Actual(e)	$1,000	$1,069.60	$2.41		$5.77

Hypothetical (5% return before expenses)	$1,000	$1,023.01	$2.36		$5.64

Class B

Actual(e)	$1,000	$1,066.10	$6.39	(f)	$9.74	(f)

Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.24	(f)	$9.52	(f)

Class C

Actual(e)	$1,000	$1,065.40	$6.33		$9.68

Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.19		$9.47

Class R

Actual(g)	$1,000	$1,048.80	$2.23		$4.49

Hypothetical (5% return before expenses)	$1,000	$1,022.15	$3.23		$6.51

Class R4

Actual(e)	$1,000	$1,069.50	$2.20	(f)	$5.56	(f)

Hypothetical (5% return before expenses)	$1,000	$1,023.21	$2.15	(f)	$5.43	(f)

Class Z

Actual(g)	$1,000	$1,046.70	$0.71		$2.97

Hypothetical (5% return before expenses)	$1,000	$1,024.33	$1.03		$4.31

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(d)	and expenses
Class A	.46%	.64%	1.10%

Class B	1.22%	.64%	1.86%

Class C	1.21%	.64%	1.85%

Class R	.63%	.64%	1.27%

Class R4	.42%	.64%	1.06%

Class Z	.20%	.64%	.84%

(a)	The beginning account values for Classes R and Z are as of September 27, 2010 (when shares became available) for actual expense calculations.

(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Classes R and Z are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).

(c)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Classes R and Z are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).

(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.71% for all classes. Had these commitments not been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $6.14 for Class A, $10.11 for Class B, $10.05 for Class C, $4.74 for Class R, $5.93 for Class R4 and

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  23

Fund Expenses Examples (continued)

$3.21 for Class Z; the hypothetical direct and indirect expenses paid would have been $6.00 for Class A, $9.88 for Class B, $9.82 for Class C, $6.87 for Class R, $5.79 for Class R4 and $4.67 for Class Z.

(e)	Based on the actual return for the six months ended January 31, 2011: +6.96% for Class A, +6.61% for Class B, +6.54% for Class C and +6.95% for Class R4.

(f)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.20% for Class B and 0.43% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change is effective April 1, 2011. If this change had been in place for the entire six month period ended January 31, 2011, the actual direct expenses paid would have been $6.28 for Class B and $2.26 for Class R4; the hypothetical direct expenses paid would have been $6.14 for Class B and $2.20 for Class R4. Additionally, had this change been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $9.63 for Class B and $5.61 for Class R4; the hypothetical direct and indirect expenses paid would have been $9.42 for Class B and $5.49 for Class R4.

(g)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011: +4.88% for Class R and +4.67% for Class Z.

24  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Income Builder Fund II

					Direct and
			Direct		indirect
	Beginning	Ending	expenses		expenses
	account value	account value	paid during		paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(a)		the period(b),(c)
Class A

Actual(d)	$1,000	$1,073.40	$2.21		$5.89

Hypothetical (5% return before expenses)	$1,000	$1,023.21	$2.15		$5.74

Class B

Actual(d)	$1,000	$1,068.90	$6.13		$9.80

Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.99		$9.57

Class C

Actual(d)	$1,000	$1,069.10	$6.14		$9.81

Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.99		$9.57

Class R4

Actual(d)	$1,000	$1,072.70	$2.21	(e)	$5.88	(e)

Hypothetical (5% return before expenses)	$1,000	$1,023.21	$2.15	(e)	$5.74	(e)

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(c)	and expenses
Class A	.42%	.70%	1.12%

Class B	1.17%	.70%	1.87%

Class C	1.17%	.70%	1.87%

Class R4	.42%	.70%	1.12%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(c)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $6.15 for Class A, $10.07 for Class B, $10.07 for Class C and $6.15 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.00 for Class A, $9.83 for Class B, $9.83 for Class C and $6.00 for Class R4.

(d)	Based on the actual return for the six months ended January 31, 2011: +7.34% for Class A, +6.89% for Class B, +6.91% for Class C and +7.27% for Class R4.

(e)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.43% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change is effective April 1, 2011. If this change had been in place for the entire six month period ended January 31, 2011, the actual direct expenses paid would have been $2.26; the hypothetical direct expenses paid would have been $2.20 for Class R4. Additionally, had this change been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $5.94; the hypothetical direct and indirect expenses paid would have been $5.79 for Class R4.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  25

Fund Expenses Examples (continued)

Columbia Income Builder Fund III

					Direct and
			Direct		indirect
	Beginning	Ending	expenses		expenses
	account value	account value	paid during		paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(a)		the period(b),(c)
Class A

Actual(d)	$1,000	$1,077.40	$2.37		$6.21

Hypothetical (5% return before expenses)	$1,000	$1,023.06	$2.31		$6.05

Class B

Actual(d)	$1,000	$1,073.90	$6.36	(e)	$10.20	(e)

Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.19	(e)	$9.93	(e)

Class C

Actual(d)	$1,000	$1,073.10	$6.30		$10.14

Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.14		$9.88

Class R4

Actual(d)	$1,000	$1,077.50	$2.21	(e)	$6.05	(e)

Hypothetical (5% return before expenses)	$1,000	$1,023.21	$2.15	(e)	$5.90	(e)

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(c)	and expenses
Class A	.45%	.73%	1.18%

Class B	1.21%	.73%	1.94%

Class C	1.20%	.73%	1.93%

Class R4	.42%	.73%	1.15%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

(c)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.77% for all classes. Had these commitments not been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $6.42 for Class A, $10.41 for Class B, $10.35 for Class C and $6.27 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.52 for Class A, $10.13 for Class B, $10.08 for Class C and $6.10 for Class R4.

(d)	Based on the actual return for the six months ended January 31, 2011: +7.74% for Class A, +7.39% for Class B, +7.31% for Class C and +7.75% for Class R4.

(e)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.20% for Class B and 0.43% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change is effective April 1, 2011. If this change had been in place for the entire six month period ended January 31, 2011, the actual direct expenses paid would have been $6.28 for Class B and $2.26 for Class R4; the hypothetical direct expenses paid would have been $6.14 for Class B and $2.20 for Class R4. Additionally, had this change been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $9.63 for Class B and $5.61 for Class R4; the hypothetical direct and indirect expenses paid would have been $9.42 for Class B and $5.49 for Class R4.

26  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Income Builder Fund
January 31, 2011
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (26.9%)

Dividend Income (8.5%)
Columbia Dividend Opportunity Fund	2,525,111	$19,897,878

International (2.0%)
RiverSource Disciplined International Equity Fund	633,391	4,782,102

Real Estate (3.0%)
RiverSource Real Estate Fund	637,298	7,156,855

U.S. Large Cap (8.5%)
Columbia Large Core Quantitative Fund	1,628,296	9,053,325
Columbia Large Value Quantitative Fund	1,401,709	10,919,312

Total		19,972,637

U.S. Small Cap (4.9%)
RiverSource Disciplined Small Cap Value Fund	1,262,399	11,651,945

Total Equity Funds
(Cost: $58,054,414)		$63,461,417

	Shares	Value

Fixed-Income Funds (66.1%)

Emerging Markets (4.6%)
Columbia Emerging Markets Bond Fund	986,255	$10,927,711

Floating Rate (5.4%)
Columbia Floating Rate Fund	1,407,391	12,736,890

Global Bond (2.0%)
Columbia Global Bond Fund	640,307	4,571,790

High Yield (13.0%)
Columbia High Yield Bond Fund	10,818,193	30,615,486

Inflation Protected Securities (7.3%)
Columbia Inflation Protected Securities Fund	1,646,957	17,078,941

Investment Grade (33.8%)
Columbia Diversified Bond Fund	7,246,231	36,376,081
Columbia Limited Duration Credit Fund	824,275	8,250,991
Columbia U.S. Government Mortgage Fund	6,613,729	35,052,764

Total		79,679,836

Total Fixed-Income Funds
(Cost: $142,685,254)		$155,610,654

	Shares	Value

Alternative Investments (4.7%)

Columbia Absolute Return Currency and Income Fund(a)	1,091,284	$11,076,527

Total Alternative Investments
(Cost: $10,907,463)		$11,076,527

Cash Equivalents (2.3%)

Money Market (2.3%)
Columbia Money Market Fund, 0.008%	5,439,315	$5,439,315

Total Cash Equivalents
(Cost: $5,439,315)		$5,439,315

Total Investments
(Cost: $217,086,446)		$235,587,913
Other Assets and Liabilities, Net		(24,229)

Net Assets		$235,563,684

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

See accompanying Notes to Financial Statements.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  27

Investments in Affiliated Funds (continued)

Columbia Income Builder Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other
	in active	significant	Level 3
	markets for	observable	significant
Description	identical assets(a)	inputs	unobservable	Total
Investments in Affiliated Funds	$235,587,913	$—	$—	$235,587,913

(a)	There were no significant transfers between Levels 1 and 2 during the period.

See accompanying Notes to Financial Statements.

28  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Income Builder Fund II
January 31, 2011
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (26.8%)

Dividend Income (9.5%)
Columbia Dividend Opportunity Fund	4,447,002	$35,042,374

International (3.0%)
RiverSource Disciplined International Equity Fund	1,450,380	10,950,368

Real Estate (5.0%)
RiverSource Real Estate Fund	1,649,181	18,520,304

U.S. Large Cap (4.4%)
Columbia Large Core Quantitative Fund	167,615	931,939
Columbia Large Value Quantitative Fund	1,944,242	15,145,648

Total		16,077,587

U.S. Small Cap (4.9%)
RiverSource Disciplined Small Cap Value Fund	1,953,016	18,026,335

Total Equity Funds
(Cost: $90,364,425)		$98,616,968

	Shares	Value

Fixed-Income Funds (69.6%)

Emerging Markets (8.1%)
Columbia Emerging Markets Bond Fund	2,696,706	$29,879,506

Floating Rate (9.5%)
Columbia Floating Rate Fund	3,856,840	34,904,402

Global Bond (3.0%)
Columbia Global Bond Fund	1,520,538	10,856,639

High Yield (15.4%)
Columbia High Yield Bond Fund	18,753,960	53,073,707
Columbia Income Opportunities Fund	362,475	3,512,381

Total		56,586,088

Inflation Protected Securities (5.4%)
Columbia Inflation Protected Securities Fund	1,907,775	19,783,626

Investment Grade (28.2%)
Columbia Diversified Bond Fund	10,929,087	54,864,018
Columbia Limited Duration Credit Fund	374,642	3,750,167
Columbia U.S. Government Mortgage Fund	8,467,064	44,875,438

Total		103,489,623

Total Fixed-Income Funds
(Cost: $234,683,463)		$255,499,884

	Shares	Value

Alternative Investments (3.5%)

Columbia Absolute Return Currency and Income Fund(a)	1,260,754	$12,796,656

Total Alternative Investments
(Cost: $13,022,937)		$12,796,656

Cash Equivalents (0.1%)

Money Market (0.1%)
Columbia Money Market Fund, 0.008%	225,099	225,099

Total Cash Equivalents
(Cost: $225,099)		$225,099

Total Investments
(Cost: $338,295,924)		$367,138,607
Other Assets and Liabilities, Net		(72,247)

Net Assets		$367,066,360

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

See accompanying Notes to Financial Statements.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  29

Investments in Affiliated Funds (continued)

Columbia Income Builder Fund II

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$367,138,607	$—	$—	$367,138,607

(a)	There were no significant transfers between Levels 1 and 2 during the period.

See accompanying Notes to Financial Statements.

30  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Investments in Affiliated Funds
Columbia Income Builder Fund III
January 31, 2011
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (26.7%)

Dividend Income (8.3%)
Columbia Dividend Opportunity Fund	2,001,547	$15,772,195

International (4.9%)
RiverSource Disciplined International Equity Fund	1,243,659	9,389,623

Real Estate (7.0%)
RiverSource Real Estate Fund	1,178,226	13,231,475

U.S. Large Cap (1.6%)
Columbia Large Core Quantitative Fund	36,090	200,657
Columbia Large Value Quantitative Fund	363,464	2,831,387

Total		3,032,044

U.S. Small Cap (4.9%)
RiverSource Disciplined Small Cap Value Fund	1,009,504	9,317,726

Total Equity Funds
(Cost: $44,153,953)		$50,743,063

	Shares	Value

Fixed-Income Funds (71.2%)

Emerging Markets (10.1%)
Columbia Emerging Markets Bond Fund	1,733,849	$19,211,047

Floating Rate (11.8%)
Columbia Floating Rate Fund	2,477,935	22,425,313

Global Bond (3.9%)
Columbia Global Bond Fund	1,034,214	7,384,286

High Yield (21.3%)
Columbia High Yield Bond Fund	12,429,507	35,175,506
Columbia Income Opportunities Fund	534,630	5,180,561

Total		40,356,067

Inflation Protected Securities (3.4%)
Columbia Inflation Protected Securities Fund	622,256	6,452,794

Investment Grade (20.7%)
Columbia Diversified Bond Fund	4,156,342	20,864,839
Columbia Limited Duration Credit Fund	143,921	1,440,646
Columbia U.S. Government Mortgage Fund	3,194,781	16,932,338

Total		39,237,823

Total Fixed-Income Funds
(Cost: $124,178,160)		$135,067,330

	Shares	Value

Alternative Investments (2.0%)

Columbia Absolute Return Currency and Income Fund(a)	371,991	$3,775,707

Total Alternative Investments
(Cost: $3,776,040)		$3,775,707

Cash Equivalents (0.1%)

Money Market (0.1%)
Columbia Money Market Fund, 0.008%	190,709	$190,709

Total Cash Equivalents
(Cost: $190,709)		$190,709

Total Investments
(Cost: $172,298,862)		$189,776,809
Other Assets and Liabilities, Net		492

Net Assets		$189,777,301

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

See accompanying Notes to Financial Statements.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  31

Investments in Affiliated Funds (continued)

Columbia Income Builder Fund III

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$189,776,809	$—	$—	$189,776,809

(a)	There were no significant transfers between Levels 1 and 2 during the period.

See accompanying Notes to Financial Statements.

32  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Statements of Assets and Liabilities

	Columbia	Columbia	Columbia
	Income Builder	Income Builder	Income Builder
January 31, 2011	Fund	Fund II	Fund III
Assets
Investments in affiliated funds, at value (identified cost $217,086,446, $338,295,924 and $172,298,862)	$235,587,913	$367,138,607	$189,776,809
Receivable for:
Capital shares sold	499,423	216,054	448,002
Affiliated investments sold	—	174,511	—
Dividends from affiliated funds	500,313	850,556	473,244

Total assets	236,587,649	368,379,728	190,698,055

Liabilities
Payable for:
Affiliated investments purchased	556,115	850,556	703,781
Capital shares purchased	409,671	382,098	160,393
Distribution fees	7,058	10,176	5,302
Transfer agent fees	7,008	13,041	6,693
Administration fees	387	604	311
Plan administration fees	—	—	1
Other expenses	43,726	56,893	44,273

Total liabilities	1,023,965	1,313,368	920,754

Net assets applicable to outstanding capital stock	$235,563,684	$367,066,360	$189,777,301

Represented by
Paid-in capital	$243,421,711	$412,290,635	$213,427,039
Undistributed net investment income	—	66,788	48,997
Accumulated net realized loss	(26,359,494)	(74,133,746)	(41,176,682)
Unrealized appreciation (depreciation) on:
Affiliated investments	18,501,467	28,842,683	17,477,947

Total — representing net assets applicable to outstanding capital stock	$235,563,684	$367,066,360	$189,777,301

Net assets
Class A	$199,434,485	$324,301,402	$166,705,927
Class B	$18,295,395	$25,864,973	$13,253,908
Class C	$17,731,776	$16,889,657	$9,776,316
Class R	$2,582	$—	$—
Class R4	$10,592	$10,328	$41,150
Class Z	$88,854	$—	$—
Shares outstanding
Class A	18,847,124	31,423,977	16,120,910
Class B	1,723,326	2,499,715	1,276,718
Class C	1,670,906	1,632,045	942,360
Class R	243	—	—
Class R4	1,000	1,000	3,983
Class Z	8,393	—	—
Net asset value per share
Class A(a)	$10.58	$10.32	$10.34
Class B	$10.62	$10.35	$10.38
Class C	$10.61	$10.35	$10.37
Class R	$10.63	$—	$—
Class R4	$10.59	$10.33	$10.33
Class Z	$10.59	$—	$—

(a)	The maximum offering price per share for Class A for Columbia Income Builder Fund, Columbia Income Builder Fund II and Columbia Income Builder Fund III is $11.11, $10.83 and $10.86, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  33

Statements of Operations

	Columbia	Columbia	Columbia
	Income Builder	Income Builder	Income Builder
Year ended January 31, 2011	Fund	Fund II	Fund III
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$8,904,613	$16,852,869	$9,305,294

Expenses:
Distribution fees
Class A	485,589	829,057	417,410
Class B	218,005	305,744	149,835
Class C	145,913	159,816	91,556
Class R	5	—	—
Transfer agent fees
Class A	196,492	336,381	177,013
Class B	23,343	32,783	16,693
Class C	14,760	16,401	9,839
Class R4	7	18	33
Class Z	3	—	—
Administration fees	46,129	75,639	38,228
Plan administration fees
Class R4	26	43	97
Custodian fees	12,390	13,190	12,190
Printing and postage fees	26,913	35,050	26,360
Registration fees	96,028	78,824	73,971
Professional fees	22,270	22,555	21,880
Other	2,504	2,645	2,120

Total expenses	1,290,377	1,908,146	1,037,225
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(19)	—	(3)

Total net expenses	1,290,358	1,908,146	1,037,222

Net investment income	7,614,255	14,944,723	8,268,072

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	(1,131,401)	(4,861,957)	2,454,583
Capital gain distributions from underlying affiliated funds	1,746,482	2,210,843	631,489

Net realized gain (loss)	615,081	(2,651,114)	3,086,072
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	19,012,960	36,750,731	14,739,935

Net change in unrealized appreciation	19,012,960	36,750,731	14,739,935

Net realized and unrealized gain	19,628,041	34,099,617	17,826,007

Net increase in net assets resulting from operations	$27,242,296	$49,044,340	$26,094,079

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Statements of Changes in Net Assets

	Columbia Income Builder Fund		Columbia Income Builder Fund II
Year ended January 31,	2011	2010	2011	2010
Operations
Net investment income	$7,614,255	$8,464,566	$14,944,723	$16,433,645
Net realized gain (loss)	615,081	(13,417,367)	(2,651,114)	(43,015,775)
Net change in unrealized appreciation	19,012,960	51,922,788	36,750,731	116,033,159

Net increase in net assets resulting from operations	27,242,296	46,969,987	49,044,340	89,451,029

Distributions to shareholders from:
Net investment income
Class A	(7,534,322)	(7,713,954)	(14,662,359)	(15,063,360)
Class B	(652,323)	(773,278)	(1,091,964)	(1,241,698)
Class C	(467,629)	(317,777)	(588,769)	(486,863)
Class R	(39)	—	—	—
Class R4	(402)	(385)	(737)	(771)
Class Z	(195)	—	—	—
Tax return of capital
Class A	(4,312)	—	—	—
Class B	(373)	—	—	—
Class C	(268)

Total distributions to shareholders	(8,659,863)	(8,805,394)	(16,343,829)	(16,792,692)

Decrease in net assets from capital share transactions	(11,985,452)	(33,398,121)	(52,976,842)	(79,202,738)

Total increase (decrease) in net assets	6,596,981	4,766,472	(20,276,331)	(6,544,401)
Net assets at beginning of year	228,966,703	224,200,231	387,342,691	393,887,092

Net assets at end of year	$235,563,684	$228,966,703	$367,066,360	$387,342,691

Undistributed net investment income	$—	$136,949	$66,788	$247,531

	Columbia Income Builder Fund III
Year ended January 31,	2011	2010
Operations
Net investment income	$8,268,072	$8,662,471
Net realized gain (loss)	3,086,072	(26,374,168)
Net change in unrealized appreciation	14,739,935	68,509,429

Net increase in net assets resulting from operations	26,094,079	50,797,732

Distributions to shareholders from:
Net investment income
Class A	(7,818,786)	(7,796,156)
Class B	(575,972)	(619,198)
Class C	(360,241)	(287,961)
Class R4	(1,846)	(2,523)

Total distributions to shareholders	(8,756,845)	(8,705,838)

Decrease in net assets from capital share transactions	(22,792,515)	(38,032,398)

Total increase (decrease) in net assets	(5,455,281)	4,059,496
Net assets at beginning of year	195,232,582	191,173,086

Net assets at end of year	$189,777,301	$195,232,582

Undistributed net investment income	$48,997	$130,491

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  35

Statements of Changes in Net Assets (continued)

	Columbia Income Builder Fund
	2011		2010
Year ended January 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,186,803	32,693,920	2,754,458	24,900,934
Conversions from Class B	391,455	3,961,521	299,644	2,765,708
Distributions reinvested	605,798	6,187,163	741,096	6,825,618
Redemptions	(4,967,802)	(50,691,904)	(6,841,796)	(61,399,560)

Net decrease	(783,746)	(7,849,300)	(3,046,598)	(26,907,300)

Class B shares
Subscriptions	335,347	3,403,105	683,131	6,030,159
Distributions reinvested	55,242	565,004	74,820	682,683
Conversions to Class A	(390,297)	(3,961,521)	(299,969)	(2,765,708)
Redemptions	(824,816)	(8,401,050)	(1,305,017)	(11,823,067)

Net decrease	(824,524)	(8,394,462)	(847,035)	(7,875,933)

Class C shares
Subscriptions	603,118	6,213,417	367,769	3,423,381
Distributions reinvested	34,490	354,194	25,887	239,155
Redemptions	(234,253)	(2,399,895)	(252,826)	(2,277,424)

Net increase (decrease)	403,355	4,167,716	140,830	1,385,112

Class R shares
Subscriptions	243	2,500	—	—

Net increase	243	2,500	—	—

Class Z shares
Subscriptions	8,379	87,942	—	—
Distributions reinvested	14	152	—	—

Net increase	8,393	88,094	—	—

Total net decrease	(1,196,279)	(11,985,452)	(3,752,803)	(33,398,121)

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

	Columbia Income Builder Fund II
	2011		2010
Year ended January 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,389,023	33,621,405	3,769,528	32,886,470
Conversions from Class B	604,875	5,964,068	555,189	4,946,814
Distributions reinvested	1,155,303	11,472,289	1,499,406	13,255,837
Redemptions	(9,293,195)	(92,102,267)	(13,394,104)	(115,680,570)

Net decrease	(4,143,994)	(41,044,505)	(7,569,981)	(64,591,449)

Class B shares
Subscriptions	323,708	3,195,912	683,591	5,839,955
Distributions reinvested	97,411	968,571	127,073	1,109,679
Conversions from Class A	(603,040)	(5,964,068)	(556,438)	(4,946,814)
Redemptions	(1,019,498)	(10,113,417)	(1,783,256)	(15,418,072)

Net decrease	(1,201,419)	(11,913,002)	(1,529,030)	(13,415,252)

Class C shares
Subscriptions	325,621	3,263,702	330,759	2,912,506
Distributions reinvested	45,037	449,142	41,283	364,249
Redemptions	(375,476)	(3,722,608)	(520,106)	(4,473,158)

Net increase (decrease)	(4,818)	(9,764)	(148,064)	(1,196,403)

Class R4 shares
Distributions reinvested	30	296	41	366
Redemptions	(956)	(9,867)	—	—

Net increase (decrease)	(926)	(9,571)	41	366

Total net decrease	(5,351,157)	(52,976,842)	(9,247,034)	(79,202,738)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  37

Statements of Changes in Net Assets (continued)

	Columbia Income Builder Fund III
	2011		2010
Year ended January 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,150,659	21,419,863	2,297,606	19,921,381
Conversions from Class B	255,537	2,517,036	269,359	2,375,846
Distributions reinvested	588,679	5,828,278	762,253	6,628,674
Redemptions	(4,807,960)	(47,550,796)	(6,994,007)	(59,858,797)

Net decrease	(1,813,085)	(17,785,619)	(3,664,789)	(30,932,896)

Class B shares
Subscriptions	170,363	1,692,064	308,464	2,583,082
Distributions reinvested	50,310	499,236	62,822	539,495
Conversions to Class A	(254,761)	(2,517,036)	(269,359)	(2,375,846)
Redemptions	(493,097)	(4,867,689)	(801,280)	(6,750,775)

Net decrease	(527,185)	(5,193,425)	(699,353)	(6,004,044)

Class C shares
Subscriptions	254,435	2,552,918	143,614	1,247,491
Distributions reinvested	30,523	303,471	27,813	240,724
Redemptions	(267,750)	(2,671,234)	(297,757)	(2,506,227)

Net increase (decrease)	17,208	185,155	(126,330)	(1,018,012)

Class R4 shares
Subscriptions	—	—	2,553	21,031
Distributions reinvested	139	1,374	253	2,110
Redemptions	—	—	(12,632)	(100,587)

Net increase (decrease)	139	1,374	(9,826)	(77,446)

Total net decrease	(2,322,923)	(22,792,515)	(4,500,298)	(38,032,398)

The accompanying Notes to Financial Statements are an integral part of this statement.

38  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Columbia Income Builder Fund

						Year ended
	Year ended January 31,					May 31,
	2011		2010	2009	2008(a)	2007
Class A
Per share data
Net asset value, beginning of period	$9.76		$8.24	$10.27	$10.79	$9.98

Income from investment operations:
Net investment income	.35		.35	.38	.30	.42
Net realized and unrealized gain (loss) on investments	.87		1.55	(2.03)	(.39)	.84

Total from investment operations	1.22		1.90	(1.65)	(.09)	1.26

Less distributions to shareholders from:
Net investment income	(.40)		(.38)	(.38)	(.36)	(.45)
Net realized gains	—		—	—	(.07)	—
Tax return of capital	(.00	)(b)	—	—	—	—

Total distributions to shareholders	(.40)		(.38)	(.38)	(.43)	(.45)

Net asset value, end of period	$10.58		$9.76	$8.24	$10.27	$10.79

Total return	12.72%		23.35%	(16.43% )	(0.84% )	12.89%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.44%		0.42%	0.41%	0.40% (d)	0.46%

Net expenses after fees waived or expenses reimbursed(e)	0.44%		0.42%	0.41%	0.40% (d)	0.45%

Net investment income	3.42%		3.87%	3.75%	4.26% (d)	4.02%

Supplemental data
Net assets, end of period (in thousands)	$199,434		$191,609	$186,971	$260,429	$197,480

Portfolio turnover	28%		41%	39%	19%	27%

See accompanying Notes to Financial Highlights.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  39

Financial Highlights (continued)

Columbia Income Builder Fund (continued)

						Year ended
	Year ended January 31,					May 31,
	2011		2010	2009	2008(a)	2007
Class B
Per share data
Net asset value, beginning of period	$9.79		$8.23	$10.25	$10.77	$9.97

Income from investment operations:
Net investment income	.27		.28	.31	.25	.35
Net realized and unrealized gain (loss) on investments	.88		1.54	(2.02)	(.39)	.83

Total from investment operations	1.15		1.82	(1.71)	(.14)	1.18

Less distributions to shareholders from:
Net investment income	(.32)		(.26)	(.31)	(.31)	(.38)
Net realized gains	—		—	—	(.07)	—
Tax return of capital	(.00	)(b)	—	—	—	—

Total distributions to shareholders	(.32)		(.26)	(.31)	(.38)	(.38)

Net asset value, end of period	$10.62		$9.79	$8.23	$10.25	$10.77

Total return	11.91%		22.38%	(17.00% )	(1.34% )	12.01%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.19%		1.18%	1.16%	1.15% (d)	1.22%

Net expenses after fees waived or expenses reimbursed(e)	1.19%		1.18%	1.16%	1.15% (d)	1.21%

Net investment income	2.61%		3.06%	2.96%	3.50% (d)	3.27%

Supplemental data
Net assets, end of period (in thousands)	$18,295		$24,940	$27,939	$42,118	$33,369

Portfolio turnover	28%		41%	39%	19%	27%

						Year ended
	Year ended January 31,					May 31,
	2011		2010	2009	2008(a)	2007
Class C
Per share data
Net asset value, beginning of period	$9.79		$8.24	$10.26	$10.78	$9.99

Income from investment operations:
Net investment income	.28		.29	.31	.25	.35
Net realized and unrealized gain (loss) on investments	.86		1.53	(2.02)	(.39)	.82

Total from investment operations	1.14		1.82	(1.71)	(.14)	1.17

Less distributions to shareholders from:
Net investment income	(.32)		(.27)	(.31)	(.31)	(.38)
Net realized gains	—		—	—	(.07)	—
Tax return of capital	(.00	)(b)	—	—	—	—

Total distributions to shareholders	(.32)		(.27)	(.31)	(.38)	(.38)

Net asset value, end of period	$10.61		$9.79	$8.24	$10.26	$10.78

Total return	11.84%		22.35%	(16.97% )	(1.33% )	11.91%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.20%		1.17%	1.16%	1.15% (d)	1.21%

Net expenses after fees waived or expenses reimbursed(e)	1.20%		1.17%	1.16%	1.15% (d)	1.20%

Net investment income	2.72%		3.16%	3.00%	3.53% (d)	3.27%

Supplemental data
Net assets, end of period (in thousands)	$17,732		$12,407	$9,282	$11,685	$8,088

Portfolio turnover	28%		41%	39%	19%	27%

See accompanying Notes to Financial Highlights.

40  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Income Builder Fund (continued)

	Year ended
	January 31,
	2011(f)
Class R
Per share data
Net asset value, beginning of period	$10.29

Income from investment operations:
Net investment income	.17
Net realized and unrealized gain on investments	.33

Total from investment operations	.50

Less distributions to shareholders from:
Net investment income	(.16)
Tax return of capital	(.00	)(b)

Total distributions to shareholders	(.16)

Net asset value, end of period	$10.63

Total return	4.88%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.63%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.63%	(d)

Net investment income	4.84%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	28%

						Year ended
	Year ended January 31,					May 31,
	2011		2010	2009	2008(a)	2007
Class R4
Per share data
Net asset value, beginning of period	$9.77		$8.26	$10.28	$10.80	$9.99

Income from investment operations:
Net investment income	.35		.36	.42	.33	.43
Net realized and unrealized gain (loss) on investments	.87		1.54	(2.01)	(.34)	.84

Total from investment operations	1.22		1.90	(1.59)	(.01)	1.27

Less distributions to shareholders from:
Net investment income	(.40)		(.39)	(.43)	(.44)	(.46)
Net realized gains	—		—	—	(.07)	—
Tax return of capital	(.00	)(b)	—	—	—	—

Total distributions to shareholders	(.40)		(.39)	(.43)	(.51)	(.46)

Net asset value, end of period	$10.59		$9.77	$8.26	$10.28	$10.80

Total return	12.74%		23.31%	(15.93% )	(0.08% )	13.02%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.43%		0.36%	0.37%	0.37% (d)	0.42%

Net expenses after fees waived or expenses reimbursed(e)	0.42%		0.36%	0.08%	0.08% (d)	0.29%

Net investment income	3.45%		3.95%	3.90%	4.32% (d)	4.39%

Supplemental data
Net assets, end of period (in thousands)	$11		$10	$8	$34	$107

Portfolio turnover	28%		41%	39%	19%	27%

See accompanying Notes to Financial Highlights.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  41

Financial Highlights (continued)

Columbia Income Builder Fund (continued)

	Year ended
	January 31,
	2011(f)
Class Z
Per share data
Net asset value, beginning of period	$10.29

Income from investment operations:
Net investment income	.09
Net realized and unrealized gain on investments	.39

Total from investment operations	.48

Less distributions to shareholders from:
Net investment income	(.18)
Tax return of capital	(.00	)(b)

Total distributions to shareholders	(.18)

Net asset value, end of period	$10.59

Total return	4.67%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.47%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.17%	(d)

Net investment income	2.44%	(d)

Supplemental data
Net assets, end of period (in thousands)	$89

Portfolio turnover	28%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. In 2008, the Fund’s fiscal year end was changed from May 31 to January 31.

(b)	Rounds to less than $0.01 per share.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

(f)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Financial Highlights

Columbia Income Builder Fund II

					Year ended
	Year ended January 31,				May 31,
	2011	2010	2009	2008(a)	2007
Class A
Per share data
Net asset value, beginning of period	$9.47	$7.86	$10.21	$10.99	$9.98

Income from investment operations:
Net investment income	.40	.38	.39	.32	.45
Net realized and unrealized gain (loss) on investments	.89	1.62	(2.33)	(.64)	1.04

Total from investment operations	1.29	2.00	(1.94)	(.32)	1.49

Less distributions to shareholders from:
Net investment income	(.44)	(.39)	(.41)	(.38)	(.48)
Net realized gains	—	—	—	(.06)	—
Tax return of capital	—	—	—	(.02)	—

Total distributions to shareholders	(.44)	(.39)	(.41)	(.46)	(.48)

Net asset value, end of period	$10.32	$9.47	$7.86	$10.21	$10.99

Total return	13.95%	25.95%	(19.51% )	(2.95% )	15.22%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.41%	0.41%	0.40%	0.38% (c)	0.42%

Net expenses after fees waived or expenses reimbursed(d)	0.41%	0.41%	0.40%	0.38% (c)	0.42%

Net investment income	4.05%	4.31%	4.12%	4.50% (c)	4.23%

Supplemental data
Net assets, end of period (in thousands)	$324,301	$336,673	$338,876	$545,270	$458,497

Portfolio turnover	26%	39%	40%	19%	29%

					Year ended
	Year ended January 31,				May 31,
	2011	2010	2009	2008(a)	2007
Class B
Per share data
Net asset value, beginning of period	$9.49	$7.84	$10.19	$10.97	$9.96

Income from investment operations:
Net investment income	.32	.30	.31	.27	.37
Net realized and unrealized gain (loss) on investments	.91	1.63	(2.33)	(.64)	1.04

Total from investment operations	1.23	1.93	(2.02)	(.37)	1.41

Less distributions to shareholders from:
Net investment income	(.37)	(.28)	(.33)	(.34)	(.40)
Net realized gains	—	—	—	(.06)	—
Tax return of capital	—	—	—	(.01)	—

Total distributions to shareholders	(.37)	(.28)	(.33)	(.41)	(.40)

Net asset value, end of period	$10.35	$9.49	$7.84	$10.19	$10.97

Total return	13.15%	25.00%	(20.17% )	(3.45% )	14.45%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.17%	1.17%	1.15%	1.14% (c)	1.17%

Net expenses after fees waived or expenses reimbursed(d)	1.17%	1.17%	1.15%	1.14% (c)	1.17%

Net investment income	3.24%	3.51%	3.32%	3.74% (c)	3.48%

Supplemental data
Net assets, end of period (in thousands)	$25,865	$35,117	$40,993	$73,302	$68,997

Portfolio turnover	26%	39%	40%	19%	29%

See accompanying Notes to Financial Highlights.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  43

Financial Highlights (continued)

Columbia Income Builder Fund II (continued)

					Year ended
	Year ended January 31,				May 31,
	2011	2010	2009	2008(a)	2007
Class C
Per share data
Net asset value, beginning of period	$9.49	$7.85	$10.20	$10.98	$9.97

Income from investment operations:
Net investment income	.33	.31	.32	.27	.37
Net realized and unrealized gain (loss) on investments	.90	1.62	(2.33)	(.64)	1.04

Total from investment operations	1.23	1.93	(2.01)	(.37)	1.41

Less distributions to shareholders from:
Net investment income	(.37)	(.29)	(.34)	(.34)	(.40)
Net realized gains	—	—	—	(.06)	—
Tax return of capital	—	—	—	(.01)	—

Total distributions to shareholders	(.37)	(.29)	(.34)	(.41)	(.40)

Net asset value, end of period	$10.35	$9.49	$7.85	$10.20	$10.98

Total return	13.17%	24.94%	(20.14% )	(3.43% )	14.45%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.16%	1.16%	1.15%	1.13% (c)	1.17%

Net expenses after fees waived or expenses reimbursed(d)	1.16%	1.16%	1.15%	1.13% (c)	1.17%

Net investment income	3.31%	3.58%	3.38%	3.76% (c)	3.44%

Supplemental data
Net assets, end of period (in thousands)	$16,890	$15,534	$14,004	$21,219	$15,332

Portfolio turnover	26%	39%	40%	19%	29%

					Year ended
	Year ended January 31,				May 31,
	2011	2010	2009	2008(a)	2007
Class R4
Per share data
Net asset value, beginning of period	$9.47	$7.87	$10.22	$11.00	$9.98

Income from investment operations:
Net investment income	.39	.39	.42	.34	.46
Net realized and unrealized gain (loss) on investments	.91	1.61	(2.33)	(.63)	1.05

Total from investment operations	1.30	2.00	(1.91)	(.29)	1.51

Less distributions to shareholders from:
Net investment income	(.44)	(.40)	(.44)	(.41)	(.49)
Net realized gains	—	—	—	(.06)	—
Tax return of capital	—	—	—	(.02)	—

Total distributions to shareholders	(.44)	(.40)	(.44)	(.49)	(.49)

Net asset value, end of period	$10.33	$9.47	$7.87	$10.22	$11.00

Total return	14.02%	25.94%	(19.18% )	(2.75% )	15.41%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.41%	0.35%	0.35%	0.35% (c)	0.33%

Net expenses after fees waived or expenses reimbursed(d)	0.41%	0.35%	0.08%	0.08% (c)	0.29%

Net investment income	3.92%	4.41%	4.45%	4.78% (c)	3.92%

Supplemental data
Net assets, end of period (in thousands)	$10	$18	$15	$21	$20

Portfolio turnover	26%	39%	40%	19%	29%

See accompanying Notes to Financial Highlights.

44  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Income Builder Fund II (continued)

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. In 2008, the Fund’s fiscal year end was changed from May 31 to January 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  45

Financial Highlights

Columbia Income Builder Fund III

					Year ended
	Year ended January 31,				May 31,
	2011	2010	2009	2008(a)	2007
Class A
Per share data
Net asset value, beginning of period	$9.44	$7.60	$10.05	$11.08	$9.96

Income from investment operations:
Net investment income	.44	.39	.43	.35	.47
Net realized and unrealized gain (loss) on investments	.93	1.85	(2.44)	(.86)	1.15

Total from investment operations	1.37	2.24	(2.01)	(.51)	1.62

Less distributions to shareholders from:
Net investment income	(.47)	(.40)	(.44)	(.38)	(.49)
Net realized gains	—	—	—	(.11)	(.01)
Tax return of capital	—	—	—	(.03)	—

Total distributions to shareholders	(.47)	(.40)	(.44)	(.52)	(.50)

Net asset value, end of period	$10.34	$9.44	$7.60	$10.05	$11.08

Total return	14.84%	30.07%	(20.46% )	(4.58% )	16.68%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.45%	0.44%	0.41%	0.41% (c)	0.43%

Net expenses after fees waived or expenses reimbursed(d)	0.45%	0.44%	0.41%	0.41% (c)	0.43%

Net investment income	4.42%	4.55%	4.63%	4.93% (c)	4.51%

Supplemental data
Net assets, end of period (in thousands)	$166,706	$169,340	$164,091	$289,093	$266,494

Portfolio turnover	24%	46%	36%	24%	27%

					Year ended
	Year ended January 31,				May 31,
	2011	2010	2009	2008(a)	2007
Class B
Per share data
Net asset value, beginning of period	$9.48	$7.59	$10.04	$11.07	$9.96

Income from investment operations:
Net investment income	.36	.32	.35	.30	.39
Net realized and unrealized gain (loss) on investments	.93	1.86	(2.43)	(.86)	1.15

Total from investment operations	1.29	2.18	(2.08)	(.56)	1.54

Less distributions to shareholders from:
Net investment income	(.39)	(.29)	(.37)	(.34)	(.42)
Net realized gains	—	—	—	(.11)	(.01)
Tax return of capital	—	—	—	(.02)	—

Total distributions to shareholders	(.39)	(.29)	(.37)	(.47)	(.43)

Net asset value, end of period	$10.38	$9.48	$7.59	$10.04	$11.07

Total return	13.89%	29.21%	(21.12% )	(5.17% )	15.74%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.20%	1.20%	1.17%	1.16% (c)	1.19%

Net expenses after fees waived or expenses reimbursed(d)	1.20%	1.20%	1.17%	1.16% (c)	1.19%

Net investment income	3.62%	3.77%	3.83%	4.15% (c)	3.77%

Supplemental data
Net assets, end of period (in thousands)	$13,254	$17,094	$18,998	$36,667	$38,770

Portfolio turnover	24%	46%	36%	24%	27%

See accompanying Notes to Financial Highlights.

46  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Income Builder Fund III (continued)

					Year ended
	Year ended January 31,				May 31,
	2011	2010	2009	2008(a)	2007
Class C
Per share data
Net asset value, beginning of period	$9.47	$7.59	$10.04	$11.07	$9.96

Income from investment operations:
Net investment income	.37	.33	.36	.30	.39
Net realized and unrealized gain (loss) on investments	.92	1.85	(2.43)	(.86)	1.15

Total from investment operations	1.29	2.18	(2.07)	(.56)	1.54

Less distributions to shareholders from:
Net investment income	(.39)	(.30)	(.38)	(.34)	(.42)
Net realized gains	—	—	—	(.11)	(.01)
Tax return of capital	—	—	—	(.02)	—

Total distributions to shareholders	(.39)	(.30)	(.38)	(.47)	(.43)

Net asset value, end of period	$10.37	$9.47	$7.59	$10.04	$11.07

Total return	13.92%	29.16%	(21.09% )	(5.06% )	15.75%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.20%	1.20%	1.16%	1.16% (c)	1.18%

Net expenses after fees waived or expenses reimbursed(d)	1.20%	1.20%	1.16%	1.16% (c)	1.18%

Net investment income	3.68%	3.80%	3.88%	4.19% (c)	3.73%

Supplemental data
Net assets, end of period (in thousands)	$9,776	$8,762	$7,981	$13,057	$10,730

Portfolio turnover	24%	46%	36%	24%	27%

					Year ended
	Year ended January 31,				May 31
	2011	2010	2009	2008(a)	2007
Class R4
Per share data
Less distributions to shareholders from:
Net asset value, beginning of period	$9.43	$7.60	$10.06	$11.09	$9.97

Income from investment operations:
Net investment income	.45	.39	.46	.37	.49
Net realized and unrealized gain (loss) on investments	.92	1.85	(2.44)	(.86)	1.15

Total from investment operations	1.37	2.24	(1.98)	(.49)	1.64

Less distributions to shareholders from:
Net investment income	(.47)	(.41)	(.48)	(.40)	(.51)
Net realized gains	—	—	—	(.11)	(.01)
Tax return of capital	—	—	—	(.03)	—

Total distributions to shareholders	(.47)	(.41)	(.48)	(.54)	(.52)

Net asset value, end of period	$10.33	$9.43	$7.60	$10.06	$11.09

Total return	14.89%	30.07%	(20.23% )	(4.49% )	16.82%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.43%	0.38%	0.36%	0.38% (c)	0.36%

Net expenses after fees waived or expenses reimbursed(d)	0.42%	0.38%	0.08%	0.12% (c)	0.29%

Net investment income	4.47%	4.63%	5.12%	5.24% (c)	4.67%

Supplemental data
Net assets, end of period (in thousands)	$41	$36	$104	$55	$39

Portfolio turnover	24%	46%	36%	24%	27%

See accompanying Notes to Financial Highlights.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  47

Financial Highlights (continued)

Columbia Income Builder Fund III (continued)

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. In 2008, the Fund’s fiscal year end was changed from May 31 to January 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

48  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Notes to Financial Statements
January 31, 2011

Note 1. Organization

RiverSource Income Series, Inc. (the Corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Corporation (each a Fund and collectively, the Funds): Columbia Income Builder Fund, Columbia Income Builder Fund II and Columbia Income Builder Fund III. Each Fund currently operates as a diversified fund. On February 15, 2011, shareholders approved a proposal to reorganize Columbia Income Builder Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds’ most recent prospectus.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). Columbia Income Builder Fund offers Class A, Class B, Class C, Class R, Class R4, and Class Z shares. Columbia Income Builder Fund II and Columbia Income Builder Fund III offer Class A, Class B, Class C, and Class R4 shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Funds no longer accept investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Class R shares became effective September 27, 2010 for Columbia Income Builder Fund.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010 for Columbia Income Builder Fund.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation
Investments in the underlying funds are valued at the net asset value at the close of each business day.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  49

Notes to Financial Statements (continued)

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses
General expenses of the Corporation are allocated to the Funds and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Funds.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders
Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Services Fees and Underlying Fund Fees
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees
Under an Administrative Services Agreement, each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. (Ameriprise Financial) served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisors, LLC has served as the Fund Administrator.

Compensation of Board Members
Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

50  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Funds.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the year ended January 31, 2011, the Funds’ effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

	Class A	Class B	Class C	Class R		Class R4	Class Z
Columbia Income Builder Fund	0.10%	0.11%	0.10%	0.03	%*	0.07%	0.05	%*
Columbia Income Builder Fund II	0.10	0.11	0.10	N/A		0.10	N/A
Columbia Income Builder Fund III	0.11	0.11	0.11	N/A		0.09	N/A

*	Annualized.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B	Class C
Columbia Income Builder Fund	$1,692,000	$93,000
Columbia Income Builder Fund II	2,257,000	104,000
Columbia Income Builder Fund III	1,131,000	68,000

These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  51

Notes to Financial Statements (continued)

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2011, are as follows:

Fund	Class A	Class B	Class C
Columbia Income Builder Fund	$305,203	$16,032	$1,572
Columbia Income Builder Fund II	304,238	22,934	795
Columbia Income Builder Fund III	148,718	8,790	626

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the year ended January 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Fund	Class R4	Class Z
Columbia Income Builder Fund	0.42%	0.17%
Columbia Income Builder Fund III	0.42	—

The transfer agency fees and other expenses waived/reimbursed at the class level were as follows:

Fund	Class R4	Class Z
Columbia Income Builder Fund	$1	$18
Columbia Income Builder Fund III	3	—

Under an agreement which was effective until March 31, 2011, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of each class’ average daily net assets:

Fund	Class A	Class B	Class C	Class R	Class R4	Class Z
Columbia Income Builder Fund	0.45%	1.21%	1.20%	0.70%	0.42%	0.20%
Columbia Income Builder Fund II	0.45	1.21	1.20	—	0.42	—
Columbia Income Builder Fund III	0.45	1.21	1.20	—	0.42	—

For the year ended January 31, 2011, the waiver was not invoked for Columbia Income Builder Fund II since the Fund’s expenses were below the cap amount.

Effective April 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of each class’ average daily net assets:

Fund	Class A	Class B	Class C	Class R	Class R4	Class Z
Columbia Income Builder Fund	0.45%	1.20%	1.20%	0.70%	0.43%	0.20%
Columbia Income Builder Fund II	0.45	1.20	1.20	—	0.43	—
Columbia Income Builder Fund III	0.45	1.20	1.20	—	0.43	—

*	In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Note 4. Portfolio Information

For the year ended January 31, 2011, the cost of purchases and proceeds from sales of investments in underlying affiliated funds, for each fund aggregated to:

Fund	Purchases	Proceeds
Columbia Income Builder Fund	$63,649,652	$74,764,872
Columbia Income Builder Fund II	98,560,684	150,492,344
Columbia Income Builder Fund III	45,922,885	68,842,809

52  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Note 5. Investments in Underlying Affiliated Funds over 5%

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At January 31, 2011, each Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Columbia Income Builder Fund

Underlying fund	Percent of shares held
RiverSource Disciplined Small Cap Value Fund	26.95%
Columbia U.S. Government Mortgage Fund	14.67
Columbia Absolute Return Currency and Income Fund	6.58

Columbia Income Builder Fund II

Underlying fund	Percent of shares held
RiverSource Disciplined Small Cap Value Fund	41.71%
Columbia U.S. Government Mortgage Fund	18.79
Columbia Emerging Markets Bond Fund	11.77
RiverSource Real Estate Fund	8.38
Columbia Absolute Return Currency and Income Fund	7.61
Columbia Large Value Quantitative Fund	6.64
Columbia Floating Rate Fund	6.01

Columbia Income Builder Fund III

Underlying fund	Percent of shares held
RiverSource Disciplined Small Cap Value Fund	21.55%
Columbia Emerging Markets Bond Fund	7.54
Columbia U.S. Government Mortgage Fund	7.09
RiverSource Real Estate Fund	5.96

Note 6. Shareholder Concentration

At January 31, 2011, the Investment Manager and/or affiliates owned 100% of Class R and Class R4 shares for Income Builder Fund.

At January 31, 2011, the Investment Manager and/or affiliates owned 100% of Class R4 shares for Income Builder II Fund.

Note 7. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended January 31, 2011, there were permanent and timing book-to-tax differences resulting primarily from differing treatments for short term capital gains earned in the underlying affiliated funds, post-October losses and losses deferred due to wash sales. In the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, the following adjustments have been made to the components of each Fund’s net assets:

	Undistributed
	(excess of
	distributions over)	Accumulated	Paid-in capital
	net investment	net realized	increase
Fund	income	gain (loss)	(decrease)
Columbia Income Builder Fund	$903,706	$(903,706)	$—
Columbia Income Builder Fund II	1,218,363	(1,218,363)	—
Columbia Income Builder Fund III	407,279	(407,279)	—

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  53

Notes to Financial Statements (continued)

The tax character of distributions paid during the years indicated was as follows:

	Year ended January 31, 2011
	Ordinary	Long-term	Tax return
Fund	income	capital gains	of capital
Columbia Income Builder Fund	$8,654,910	$—	$4,953
Columbia Income Builder Fund II	16,343,829	—	—
Columbia Income Builder Fund III	8,756,845	—	—

	Year ended January 31, 2010
	Ordinary	Long-term	Tax return
Fund	income	capital gains	of capital
Columbia Income Builder Fund	$8,805,394	$—	$—
Columbia Income Builder Fund II	16,792,692	—	—
Columbia Income Builder Fund III	8,705,838	—	—

At January 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized
	ordinary	accumulated	realized	appreciation
Fund	income	long-term gain	loss	(depreciation)
Columbia Income Builder Fund	$—	$—	$(20,185,831)	$12,327,804
Columbia Income Builder Fund II	66,788	—	(65,084,115)	19,793,052
Columbia Income Builder Fund III	48,997	—	(34,766,903)	11,068,168

At January 31, 2011, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

		Gross	Gross	Net
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	depreciation	(depreciation)
Columbia Income Builder Fund	$223,260,109	$13,443,702	$(1,115,898)	$12,327,804
Columbia Income Builder Fund II	347,345,555	24,846,201	(5,053,149)	19,793,052
Columbia Income Builder Fund III	178,708,641	12,973,160	(1,904,992)	11,068,168

The following capital loss carryforward, determined at January 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2017	2018	2019	Total
Columbia Income Builder Fund	$2,942,103	$15,861,057	$1,382,671	$20,185,831
Columbia Income Builder Fund II	7,376,558	51,037,474	6,670,083	65,084,115
Columbia Income Builder Fund III	3,248,765	31,518,138	—	34,766,903

For the year ended January 31, 2011, $2,672,127 of capital loss carryforward was utilized for Columbia Income Builder Fund III. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Funds will be able to utilize all of their capital loss carryforward before it expires.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

54  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

In September 2010, the Board of Directors of Columbia Income Builder Fund II and Columbia Income Builder Fund III approved a proposal to merge each Fund with and into Columbia Income Builder Fund. The mergers are expected to be a tax-free reorganization for U.S. federal income tax purposes. Each proposal was approved at a special meeting of shareholders held on February 15, 2011 and the mergers are expected to take place before the end of the second quarter 2011.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  55

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Columbia Income Builder Fund, Columbia Income Builder Fund II and Columbia Income Builder Fund III

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of Columbia Income Builder Fund (formerly RiverSource Income Builder Basic Income Fund), Columbia Income Builder Fund II (formerly RiverSource Income Builder Moderate Income Fund) and Columbia Income Builder Fund III (formerly RiverSource Income Builder Enhanced Income Fund) (the Funds) of the RiverSource Income Series, Inc. as of January 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years then ended and the period from June 1, 2007 to January 31, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period ended May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian, brokers, transfer agent of the affiliated funds, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Income Series, Inc. at January 31, 2011, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the each of the three years in the period then ended and the period from June 1, 2007 to January 31, 2008, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
March 23, 2011

56  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Columbia Income Builder Fund
Fiscal year ended January 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	15.54%
Dividends Received Deduction for corporations	13.93%
U.S. Government Obligations	4.90%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Income Builder Fund II
Fiscal year ended January 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	14.16%
Dividends Received Deduction for corporations	11.45%
U.S. Government Obligations	2.71%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Income Builder Fund III
Fiscal year ended January 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	12.33%
Dividends Received Deduction for corporations	8.78%
U.S. Government Obligations	1.66%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  57

Board Members and Officers

Shareholders elect a Board that oversees the Fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund’s Board members. Each Board member oversees 145 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

Independent Board Members

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard — Partners in Cross Cultural Leadership (consulting company)	None

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 76	Board member since 3/1/85	Attorney and Consultant	None

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 1987; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

58  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Board Member Affiliated with the Investment Manager*

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President — Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund’s other officers are:

Fund Officers

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 46	President since 5/1/10	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 — January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 — April 2010; Treasurer, Columbia Funds, October 2003 — May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 — December 2006

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 — April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/12/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisers, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Vice President, General Counsel and Secretary since 12/5/06	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Senior Vice President, Secretary and Chief Legal Officer, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 51	Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 — April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 — April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 52	Vice President since 5/1/10	Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  59

Board Members and Officers (continued)

Fund Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Linda Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007; Senior Vice President and Chief Compliance Officer, Atlantic Funds and Nations Funds since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 — April 2010

Neysa M. Alecu 2934 Ameriprise Financial Center Minneapolis, MN 55474 Age 47	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	Vice President — Compliance, Ameriprise Financial, Inc. since 2008; Anti-Money Laundering Officer and Identity Theft Prevention Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc. since 2005; Compliance Director, Ameriprise Financial, Inc., 2004-2008

60  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services Agreement

Columbia Income Builder Fund

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement). The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Income Series, Inc., on behalf of the Fund, on December 29, 2010, and is incorporated herein by reference.

Results of Meetings of Shareholders

Columbia Income Builder Series

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Columbia Income Builder Fund
Columbia Income Builder Fund II
Columbia Income Builder Fund III

Proposal 1. To elect directors to the Board.*

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	693,507,627.977	13,816,276.985	0.00	0.00
02.	Edward J. Boudreau, Jr.	693,272,171.643	14,051,733.319	0.00	0.00
03.	Pamela G. Carlton	693,421,891.220	13,902,013.742	0.00	0.00
04.	William P. Carmichael	693,013,568.646	14,310,336.316	0.00	0.00
05.	Patricia M. Flynn	693,224,444.935	14,099,460.027	0.00	0.00
06.	William A. Hawkins	693,156,744.839	14,167,160.123	0.00	0.00
07.	R. Glenn Hilliard	693,222,780.752	14,101,124.210	0.00	0.00
08.	Stephen R. Lewis, Jr.	693,430,055.417	13,893,849.545	0.00	0.00
09.	John F. Maher	693,848,934.493	13,474,970.469	0.00	0.00
10.	John J. Nagorniak	693,316,452.081	14,007,452.881	0.00	0.00
11.	Catherine James Paglia	693,267,037.600	14,056,867.362	0.00	0.00
12.	Leroy C. Richie	692,896,788.208	14,427,116.754	0.00	0.00
13.	Anthony M. Santomero	693,246,363.256	14,077,541.706	0.00	0.00
14.	Minor M. Shaw	693,313,297.343	14,010,607.619	0.00	0.00
15.	Alison Taunton-Rigby	693,095,134.645	14,228,770.316	0.00	0.00
16.	William F. Truscott	693,478,693.169	13,845,211.793	0.00	0.00

COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT  61

Results of Meetings of Shareholders (continued)

Proposal 2. To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
676,160,740.238	16,147,034.216	15,016,058.518	71.990

Columbia Income Builder Fund

Proposal 3. To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
136,431,860.396	3,497,562.769	4,990,004.246	58,798,173.720

Proposal 4. To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
136,742,311.536	3,867,563.632	4,309,552.242	58,798,173.720

Columbia Income Builder Fund II

Proposal 3. To approve an Agreement and Plan of Reorganization between Columbia Income Builder Fund II and Columbia Income Builder Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
235,562,372.032	4,288,911.191	7,570,857.868	84,858,715.380

Columbia Income Builder Fund III

Proposal 3. To approve an Agreement and Plan of Reorganization between Columbia Income Builder Fund III and Columbia Income Builder Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
112,869,524.357	2,269,794.535	4,151,652.778	52,034,475.690

*	All dollars of RiverSource Income Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

62  COLUMBIA INCOME BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Income Builder Series
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6394 H (4/11)

Item 2.	Code of Ethics.
(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.	Principal Accountant Fees and Services
(a)	Audit Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Income Series, Inc. were as follows:

2011: $50,841	2010: $50,673
(b)	Audit-Related Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant related to the semiannual financial statement review, the transfer agent 17Ad-13 review, and other consultations and services required to complete the audit for RiverSource Income Series, Inc. were as follows:

2011: $5,961	2010: $1,682
The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee related to an internal controls review performed initially in 2010 were as follows:

2011: $96,000	2010: $0

(c)	Tax Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for tax compliance related services rendered to RiverSource Income Series, Inc. were as follows:

2011: $8,657	2010: $8,586
The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for tax services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee related to tax consulting services and a subscription to a tax database were as follows:

2011: $116,840	2010: $60,000
(d)	All Other Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for additional professional services rendered to RiverSource Income Series, Inc. were as follows:

2011: $0	2010: $0
The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for other services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee were as follows:

2011: $0	2010: $0
(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and for the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the registrant’s audit committee.
(e)	(2) 100% of the services performed for items (b) through (d) above during 2011 and 2010 were pre-approved by the registrant’s audit committee.
(f)	Not applicable.
(g)	Non-Audit Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP to the registrant for non-audit fees and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2011: $2,453,419	2010: $1,737,254
(h)	100% of the services performed in item (g) above during 2011 and 2010 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource/Columbia Mutual Funds Audit Committee.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)       RiverSource Income Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date March 23, 2011